LEASE - Build-to-suit leases (Details) ¥ in Thousands	2 Months Ended
Aug. 31, 2018 CNY (¥) lease
Shanghai 12 Lease and Shanghai 13 Lease, Build-to-suite
Build-to-suit leases
Number of buildings leased under build-to-suit lease | lease	2
Rent paid | ¥	¥ 0
Shanghai 12 Lease, Build-to-suite
Build-to-suit leases
Term of capital lease	15 years 8 months 12 days
Shanghai 13 Lease, Build-to-suite
Build-to-suit leases
Term of capital lease	20 years